INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal and state income tax rates	21.00%	21.00%
Net operating loss carry-forwards	$ 15,878,689	$ 15,147,119
Accrued interest or penalties related to uncertain tax positions	$ 0	$ 0